Restatement of Previously Issued Financial Statements - Schedule of financial statements included in restatement (Details) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 26, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Aug. 24, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Additional paid-in capital					$ 104,799,000	$ 94,315,000	$ 146,768,000
Retained Earnings (Accumulated Deficit)					(146,770,000)	(91,895,000)	(308,678,000)
Total shareholders' deficit		$ (150,375,000)	$ (104,572,000)	$ (150,375,000)	$ (41,776,000)	$ 3,830,000	(157,684,000)	$ (18,634,000)		$ (7,694,000)	$ (1,048,000)	$ 31,752,000
Weighted-average number of ordinary shares used in net loss per share - basic and diluted					11,324,677	11,319,777
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock - $0.0001/$0.0001/$0.0001 par value					$ 0		0
Additional paid-in capital					24,425
Retained Earnings (Accumulated Deficit)					(732)		(28,248,239)
Total shareholders' deficit		(38,460,717)	(17,572,768)	(38,460,717)	$ 24,268		$ (28,247,664)	$ 24,317	$ 0
As Previously Reported
Condensed Financial Statements, Captions [Line Items]
Class A common stock - $0.0001/$0.0001/$0.0001 par value		186,539,280	226	186,539,280
Additional paid-in capital		22,711,327		22,711,327
As Previously Reported | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock, $0.0001/$0.0001/$0.0001 par value; stock subject to possible redemption at redemption value	$ 203,745,030		207,427,230
Class A common stock - $0.0001/$0.0001/$0.0001 par value	263	435		435
Additional paid-in capital	5,550,750		1,823,586
Retained Earnings (Accumulated Deficit)	(551,585)	(17,712,334)	3,175,615	(17,712,334)
Total shareholders' deficit	$ 5,000,003	$ 5,000,003	$ 5,000,002	$ 5,000,003
Shares subject to possible redemption (in Shares)	20,374,503	18,653,928	20,742,723	18,653,928
Weighted-average number of ordinary shares used in net loss per share - basic and diluted	2,625,497		2,257,277	4,346,072
Weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)		20,742,723	20,374,503	17,745,472
Weighted average shares outstanding, non-redeemable common stock (in Shares)		8,007,277	7,518,415	7,827,732
Basic and diluted net income per share, non-redeemable common stock (in Dollars per share)		$ (2.61)	$ 0.42	$ (2.26)
Statement of Changes in Stockholders' Equity for the three months ended March 31, 2021 (per 2021 Q1 Financials)
Sale of Units in Initial Public Offering, less fair value of public warrants, net of offering expenses, plus excess of cash received over initial fair value of private warrants			$ 209,226,617
Class A common stock subject to possible redemption (in Shares)		20,887,950	(207,427,230)
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of Class A common stock subject to possible redemption			$ 203,745,030	$ 203,745,030
Change in value of Class A common stock subject to possible redemption			3,682,200	(17,205,750)
Restatement Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock - $0.0001/$0.0001/$0.0001 par value		$ 43,460,720	(226)	43,460,720
Additional paid-in capital		(22,711,327)		(22,711,327)
Restatement Adjustment [Member] | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock, $0.0001/$0.0001/$0.0001 par value; stock subject to possible redemption at redemption value	$ 26,254,970		22,572,770
Class A common stock - $0.0001/$0.0001/$0.0001 par value	(263)	(435)		(435)
Additional paid-in capital	(5,550,750)		(1,823,586)
Retained Earnings (Accumulated Deficit)	(20,703,957)	(20,748,958)	(20,748,958)	(20,748,958)
Total shareholders' deficit	$ (26,254,970)	$ (43,460,720)	$ (22,572,770)	$ (43,460,720)
Shares subject to possible redemption (in Shares)	2,625,497	4,346,072	2,257,277	4,346,072
Weighted-average number of ordinary shares used in net loss per share - basic and diluted	(2,625,497)		(2,257,277)	(4,346,071)
Weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)		2,257,277	(3,763,392)	2,077,732
Basic and diluted net income per share, Class A common stock subject to possible redemption (in Dollars per share)		$ (0.73)	$ 0.14	$ (0.69)
Weighted average shares outstanding, non-redeemable common stock (in Shares)		(2,257,277)	(1,768,415)	(2,077,732)
Basic and diluted net income per share, non-redeemable common stock (in Dollars per share)		$ 1.88	$ (0.28)	$ 1.57
Statement of Changes in Stockholders' Equity for the three months ended March 31, 2021 (per 2021 Q1 Financials)
Sale of Units in Initial Public Offering, less fair value of public warrants, net of offering expenses, plus excess of cash received over initial fair value of private warrants			$ (209,226,617)
Class A common stock subject to possible redemption (in Shares)		(20,887,950)	207,427,230
Excess of cash received over initial fair value of private warrants (in Shares)			1,122,000
Accretion of Class A common stock subject to possible redemption			$ (21,895,383)
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of Class A common stock subject to possible redemption			26,254,970	$ 26,254,970
Change in value of Class A common stock subject to possible redemption			(3,682,200)	17,205,750
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock - $0.0001/$0.0001/$0.0001 par value		$ 230,000,000		230,000,000
As Restated [Member] | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock, $0.0001/$0.0001/$0.0001 par value; stock subject to possible redemption at redemption value	$ 230,000,000		230,000,000
Retained Earnings (Accumulated Deficit)	(21,255,542)	(38,461,292)	(17,573,343)	(38,461,292)
Total shareholders' deficit	$ (21,254,967)	$ (38,460,717)	$ (17,572,768)	$ (38,460,717)
Shares subject to possible redemption (in Shares)	23,000,000	23,000,000	23,000,000	23,000,000
Weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)		23,000,000	16,611,111	19,823,204
Basic and diluted net income per share, Class A common stock subject to possible redemption (in Dollars per share)		$ (0.73)	$ 0.14	$ (0.69)
Weighted average shares outstanding, non-redeemable common stock (in Shares)		5,750,000	5,750,000	5,750,000
Basic and diluted net income per share, non-redeemable common stock (in Dollars per share)		$ (0.73)	$ 0.14	$ (0.69)
Statement of Changes in Stockholders' Equity for the three months ended March 31, 2021 (per 2021 Q1 Financials)
Excess of cash received over initial fair value of private warrants (in Shares)			1,122,000
Accretion of Class A common stock subject to possible redemption			$ (21,895,383)
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of Class A common stock subject to possible redemption			$ 230,000,000	$ 230,000,000